UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVERPAGE

Report for the Calendar Year or Quarter Ended:   9/30/05
                                                 -------
Check here if Amendment [ ]; Amendment Number:
                                                 --------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Income Research & Management
Address:  Two International Place
          23rd floor
          Boston, MA 02110-4106

Form l3F File Number: 28-10329
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christina Gaughran
       ------------------
Title: Vice President
       ------------------
Phone: (617) 330-9333
       ------------------
Signature, Place, and Date of Signing:

 Christina Gaughran                 Boston, MA              10/19/2005
 ------------------                 ----------              ----------
    [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[x] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0
                                  ------------

Form 13F Information Table Entry Total:  49
                                       ----------
Form 13F Information Table Value Total:  251,889
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                                                                                                       COLUMN 8
COLUMN 1                   COLUMN 2           COLUMN 3    COLUMN 4    COLUMN 5               COLUMN 6   COLUMN 7   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP      MARKET      SHRS OR  SH/   PUT/  INVESTMENT    OTHER   ------------------
                                                          X ($1000)    PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
JOHNSON & JOHNSON          SDCV              02261WAB5    12,245.03    14,095   PRN    P       SOLE       NONE     0       0    NONE
AMERICAN INTL GROUP        DBCV 11/0         026874AP2    16,840.38    24,995   PRN    P       SOLE       NONE     0       0    NONE
BOEING                     COM               97023105      118.91       1,750   SH             SOLE       NONE     0       0    NONE
BRISTOL-MYER               DBCV 9/1          110122AN8    6,622.16      6,725   PRN    P       SOLE       NONE     0       0    NONE
CSX CORP                   DBCV 10/3         126408GA5    9,978.19     10,950   PRN    P       SOLE       NONE     0       0    NONE
CENDANT                    COM               151313103      57.79       2,800   SH             SOLE       NONE     0       0    NONE
CHIRON CORP                DBCV 1.625% 8/0   170040AG4    9,282.57      9,470   PRN    P       SOLE       NONE     0       0    NONE
CHIRON CORP                DBCV 2.750% 6/3   170040AJ8     148.42        150    PRN    P       SOLE       NONE     0       0    NONE
CITIGROUP                  COM               172967101      62.82       1,380   SH             SOLE       NONE     0       0    NONE
COMCAST CORP               CL A              20030N101      58.76       2,000   SH             SOLE       NONE     0       0    NONE
CORNING                    COM               219350105      30.93       1,600   SH             SOLE       NONE     0       0    NONE
DANAHER CORP               NOTE 1/2          235851AF9    6,449.91      8,075   PRN    P       SOLE       NONE     0       0    NONE
DIAMOND OFFSHORE DRILLING  SUB DB CONV       25271CAE2    7,567.97      5,725   PRN    P       SOLE       NONE     0       0    NONE
WALT DISNEY                Note 2.125% 4/1   254687AU0    14,605.80    14,235   PRN    P       SOLE       NONE     0       0    NONE
DUKE ENERGY                NOTE 1.75% 5/1    264399EJ1    3,406.59      2,752   PRN    P       SOLE       NONE     0       0    NONE
FRANKLIN RESOURCES         NOTE 5/1          354613AC5    3,247.21      4,130   PRN    P       SOLE       NONE     0       0    NONE
GENERAL MILLS              DBCV 10/2         370334AU8    2,517.83      3,540   PRN    P       SOLE       NONE     0       0    NONE
GENERAL MOTORS (sh)        DEB SR CONV B     370442733    5,029.24     291,550  SH     P       SOLE       NONE     0       0    NONE
HCC INSURANCE              NOTE 1.30% 4/0    404132AB8    7,219.96      5,645   PRN    P       SOLE       NONE     0       0    NONE
INTL PAPER                 DBCV 6/2          460146BM4    4,614.83      8,315   PRN    P       SOLE       NONE     0       0    NONE
RUSSELL 2000               COM               464287655      66.34       1,000   SH             SOLE       NONE     0       0    NONE
LEGG MASON                 NOTE 6/0          524901AG0    4,303.16      3,395   PRN    P       SOLE       NONE     0       0    NONE
LIBERTY MEDIA              COM               530718105      24.15       3,000   SH             SOLE       NONE     0       0    NONE
LOCKHEED MARTIN 2033       DBCV 8/1          539830AP4    8,934.75      8,525   PRN    P       SOLE       NONE     0       0    NONE
LOWES COMPANIES            NOTE .861% 10/1   548661CG0    16,945.14    14,928   PRN    P       SOLE       NONE     0       0    NONE
MERCK                      COM               589331107      48.98       1,800   SH             SOLE       NONE     0       0    NONE
MERRILL 2032               NOTE 3/1          590188W46    14,893.14    14,655   PRN    P       SOLE       NONE     0       0    NONE
MERRILL-KR                 MTNF 1% 2/1       59018SZ23    4,096.39      4,175   PRN            SOLE       NONE     0       0    NONE
MILACRON INC               COM               598709103      12.29       6,904   SH             SOLE       NONE     0       0    NONE
MOTOROLA                   COM               620076109     112.66       5,100   SH             SOLE       NONE     0       0    NONE
SPRINT                     NOTE 5.25% 1/1    65332VAY9    11,107.65    10,905   PRN            SOLE       NONE     0       0    NONE
NORTHROP                   COM               666807102      89.68       1,650   SH             SOLE       NONE     0       0    NONE
PMI GROUP INC              DBCV 3.875% 11/   69344MAE1     335.65        325    PRN    P       SOLE       NONE     0       0    NONE
PFIZER INC                 COM               717081103      68.67       2,750   SH             SOLE       NONE     0       0    NONE
QWEST COMMUNICATIONS       COM               749121109      36.90       9,000   SH             SOLE       NONE     0       0    NONE
RITE AID                   COM               767754104      30.52       7,865   SH             SOLE       NONE     0       0    NONE
SALLIE MAE 2035            DBCV 7/2          78442PAC0    7,359.84      7,140   PRN    R       SOLE       NONE     0       0    NONE
S&P 500                    UNIT SER 1        78462F103      49.15        400    SH             SOLE       NONE     0       0    NONE
SCHLUMBERGER SER B         DBCV 3.875% 11/   806857AD0    1,197.69      1,010   PRN    P       SOLE       NONE     0       0    NONE
SOLECTRON                  COM               834182107      7.82        2,000   SH             SOLE       NONE     0       0    NONE
SUN MICROSYSTEMS           COM               866810104      7.84        2,000   SH             SOLE       NONE     0       0    NONE
TIME WARNER                COM               887317105      63.39       3,500   SH             SOLE       NONE     0       0    NONE
TRANSOCEAN SEDCO           DBCV 1.5% 5/1     893830AD1    3,458.12      3,335   PRN    P       SOLE       NONE     0       0    NONE
TRIBUNE-TWX (sh)           SB DB EXCH2%29    896047305    12,663.93    153,270  SH             SOLE       NONE     0       0    NONE
TYCO                       COM               902124106      94.69       3,400   SH             SOLE       NONE     0       0    NONE
VERIZON GLOBAL             NOTE 5/1          92344GAN6    18,784.44    30,082   PRN    P       SOLE       NONE     0       0    NONE
WACHOVIA CORP              COM               929903102      67.82       1,425   SH             SOLE       NONE     0       0    NONE
WASTE MANAGEMENT           COM               94106L109     100.14       3,500   SH             SOLE       NONE     0       0    NONE
WELLS FARGO 2033           DBCV 5/0          949746FA4    36,822.67    37,050   PRN    R       SOLE       NONE     0       0    NONE